Quarterly Data (unaudited) (Schedule Of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Revenues	$ 2,583,938	$ 2,014,034	$ 1,818,745	$ 1,363,095	$ 1,915,203	$ 1,602,768	$ 1,426,881	$ 990,243	$ 7,779,812	[1]	$ 5,935,095	[1]	$ 4,105,132	[1]
Earnings before income taxes	377,943	262,335	203,630	125,876	276,972	189,359	162,289	53,321	969,784		681,941		222,114
Net earnings attributable to Lennar	$ 245,323	$ 177,757	$ 137,719	$ 78,117	$ 164,084	$ 120,662	$ 137,436	$ 57,492	$ 638,916		$ 479,674		$ 679,124
Basic earnings (loss) per share (in usd per share)	$ 1.20	$ 0.87	$ 0.67	$ 0.38	$ 0.84	$ 0.62	$ 0.71	$ 0.30	$ 3.12		$ 2.48		$ 3.58
Diluted earnings (loss) per share (in usd per share)	$ 1.07	$ 0.78	$ 0.61	$ 0.35	$ 0.73	$ 0.54	$ 0.61	$ 0.26	$ 2.80		$ 2.15		$ 3.11
Lennar Homebuilding [Member]
Gross profit from sales of homes	$ 584,403	$ 456,162	$ 409,615	$ 286,053	$ 465,033	$ 360,946	$ 303,284	$ 188,997

[1]	Total revenues were net of sales incentives of $449.2 million ($21,400 per home delivered) for the year ended November 30, 2014, $373.1 million ($20,500 per home delivered) for the year ended November 30, 2013 and $388.2 million ($28,300 per home delivered) for the year ended November 30, 2012.